Equity Investments	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Equity Investments
Equity Investments

Bakken Joint Ventures
In January 2015, we closed on agreements with Paradigm to form two joint ventures to develop midstream logistics infrastructure in North Dakota. At closing, we contributed our Palermo Rail Terminal project for a 70 percent ownership interest in Phillips 66 Partners Terminal LLC (Phillips 66 Partners Terminal), and $4.9 million in cash for a 50 percent ownership interest in Paradigm Pipeline LLC (Paradigm Pipeline). We account for both joint ventures under the equity method of accounting due to governance provisions that require supermajority voting on all decisions that significantly impact the governance, management and economic performance of the joint ventures.

Sand Hills/Southern Hills/Explorer Pipeline Joint Ventures
In February 2015, we entered into a CCAA with subsidiaries of Phillips 66 to acquire 100 percent of Phillips 66’s one-third equity interests in Sand Hills and Southern Hills and its 19.46 percent equity interest in Explorer. The Sand Hills Pipeline is a 1,190-mile (including laterals), fee-based pipeline that transports NGL from plants in the Permian and Eagle Ford basins to fractionation facilities along the Texas Gulf Coast and the Mont Belvieu, Texas, market hub. The Southern Hills Pipeline is a 940-mile (including laterals), fee-based pipeline that transports NGL from the Midcontinent to fractionation facilities along the Texas Gulf Coast and the Mont Belvieu market hub. The Explorer Pipeline is an approximately 1,830-mile, refined petroleum product pipeline extending from the Texas Gulf Coast to Indiana, transporting refined petroleum products to more than 70 major cities in 16 U.S. states. The transaction closed on March 2, 2015. Total consideration for the transaction was $1.01 billion consisting of $880 million in cash, funded by a portion of the proceeds from a public offering of unsecured senior notes (Notes Offering) and a public offering of common units (Units Offering); in addition, we issued 1,587,376 common units to Phillips 66 and 139,538 general partner units to our General Partner to maintain its 2 percent general partner interest. Total transaction costs of $0.9 million were expensed as incurred in general and administrative expenses.

Bayou Bridge Joint Venture Acquisition
On October 29, 2015, we entered into a CCAA with Phillips 66 to acquire its 40 percent interest in Bayou Bridge Pipeline, a joint venture in which Energy Transfer Partners and Sunoco Logistics Partners each hold a 30 percent interest, with Sunoco Logistics serving as the operator.

Bayou Bridge Pipeline is developing the Bayou Bridge pipeline, which will deliver crude oil from the Phillips 66 and Sunoco Logistics Partners terminals in Nederland, Texas, to Lake Charles, Louisiana, and onward to St. James, Louisiana. In April 2016, construction was completed and commercial operations began on the 30-inch Nederland to Lake Charles segment of the pipeline. The joint venture launched a binding expansion open season on October 1, 2015, to assess additional interest in transportation to refining markets in, and around, the St. James area. The results were used to determine the need for a 24-inch diameter pipeline segment extending to St. James.

The transaction closed on December 1, 2015. Total consideration for the transaction was approximately $69.6 million, consisting of the assumption of a $34.8 million note payable to Phillips 66 that was immediately paid in full; the issuance of 606,056 common units to Phillips 66; and the issuance of 12,369 general partner units of the Partnership to the General Partner to maintain its 2 percent general partner interest in the Partnership.

The acquisitions of interests in the Sand Hills, Southern Hills, Explorer and Bayou Bridge Pipeline joint ventures represented transfers of investments between entities under common control. Accordingly, these equity investments were transferred at historical carrying value, but are included in the financial statements prospectively from the effective date of each acquisition.

The following table summarizes our equity investments at December 31, 2015 and 2014:

		Millions of Dollars
	Percentage Ownership	Carrying Value
		2015	2014

Sand Hills	33.34%	$430.5	—
Southern Hills	33.34	212.9	—
Explorer	19.46	102.4	—
Phillips 66 Partners Terminal	70.00	77.0	—
Paradigm Pipeline LLC	50.00	52.5	—
Bayou Bridge Pipeline	40.00	69.6	—
Total equity investments		$944.9	—

Southern Hills has a negative basis difference of $98.4 million, which originated when the pipeline, formerly known as Seaway Products, was sold to a related party. The negative basis difference represents a deferred gain and will be amortized over 46 years. Explorer has a positive basis difference of $82.3 million, which represents fair value adjustments attributable to ownership increases in the pipeline. The positive basis difference will be amortized over periods of 12 and 18 years.

We use the equity method of accounting for our 70 percent interest in Phillips 66 Partners Terminal due to the requirement for supermajority (80 percent) or unanimous consent of the owners in key governance issues pertaining to the joint venture. We use the equity method of accounting for our 19.46 percent interest in Explorer due to our ability to exert significant influence through our representation on Explorer’s board of directors.

Earnings from our equity investments for the years ended December 31, 2015 and 2014 were as follows:

	Millions of Dollars
	2015	2014

Sand Hills	$48.3	—
Southern Hills	14.0	—
Explorer	15.1	—
Phillips 66 Partners Terminal	(0.2)	—
Paradigm Pipeline	(0.1)	—
Bayou Bridge Pipeline	—	—
Total equity in earnings of affiliates	$77.1	—

Summarized 100 percent financial information for all equity investments, combined, was as follows. Although the acquisition of Sand Hills, Southern Hills and Explorer closed on March 2, 2015, and the acquisition of Bayou Bridge Pipeline closed on December 1, 2015, the entire twelve-month periods ended December 31, 2015 and 2014, are presented in the table below for enhanced comparability.

	Millions of Dollars
	2015	2014

Revenues	$713.7	564.3
Income before income taxes	385.7	257.0
Net income	383.9	210.0
Current assets	268.9	205.3
Noncurrent assets	3,106.1	2,688.1
Current liabilities	179.6	180.0
Noncurrent liabilities	446.1	400.9

Our share of income taxes incurred directly by equity investment companies is included in equity earnings of affiliates, and as such is not included in the provision for income taxes in our consolidated financial statements.

Distributions received from these affiliates were $89.1 million